Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II-Valuation and Qualifying Accounts
Schedule II-Valuation and Qualifying Accounts

SCHEDULE II
THE SERVICEMASTER COMPANY
VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Deductions(1)	Balance at End of Period
AS OF AND FOR THE YEAR ENDING DECEMBER 31, 2011
Continuing Operations—
Allowance for doubtful accounts
Accounts receivable	$14,380	$39,081	$35,566	$17,895
Notes receivable	2,329	519	381	2,467
Income tax valuation allowance	15,437	48	9,209	6,276
AS OF AND FOR THE YEAR ENDING DECEMBER 31, 2010
Continuing Operations—
Allowance for doubtful accounts
Accounts receivable	$15,827	$52,045	$53,492	$14,380
Notes receivable	2,251	923	845	2,329
Income tax valuation allowance	15,479	48	90	15,437
AS OF AND FOR THE YEAR ENDING DECEMBER 31, 2009
Continuing Operations—
Allowance for doubtful accounts
Accounts receivable	$15,956	$41,423	$41,552	$15,827
Notes receivable	1,810	640	199	2,251
Income tax valuation allowance	16,874	822	2,217	15,479
(1)
Deductions in the allowance for doubtful accounts for accounts and notes receivable reflect write-offs of uncollectible accounts. Deductions for the income tax valuation allowance in 2011 are primarily attributable to the reduction of net operating loss carryforwards and other tax attributes related to the dissolution of certain subsidiaries. Deductions for the income tax valuation allowance in other years are attributable to realization of deferred tax assets.